Business Transfer Agreement with Wockhardt Limited	12 Months Ended
Mar. 31, 2021
Disclosure of Business Transfer Agreement with Wockhardt Limited [Abstract]
Business Transfer Agreement with Wockhardt Limited
6. Business Transfer Agreement with Wockhardt Limited

In February 2020, the Company entered into a Business Transfer Agreement (“BTA”) with Wockhardt Limited (“Wockhardt”) to acquire select divisions of its branded generics business in India and the territories of Nepal, Sri Lanka, Bhutan and Maldives for a consideration of Rs.18,500.

The business consists of a portfolio of 62 brands in multiple therapy areas, such as respiratory, neurology, venous malformations, dermatology, gastroenterology, pain and vaccines. This entire portfolio was to be transferred to the Company, along with related sales and marketing teams, the manufacturing plant located in Baddi, Himachal Pradesh and all plant employees (together the “Business Undertaking”). The transaction involved 2,051 employees engaged in operations of the acquired Business Undertaking.

As of March 31, 2020, the acquisition of this Business Undertaking was subject to certain closing conditions, such as approval from shareholders and lenders of Wockhardt and other requisite approvals under applicable statutes. Hence, the transaction was not accounted for in the year ended March 31, 2020.

Due to the COVID-19 pandemic and the consequent government restrictions, there was a reduction in the revenue from the sales of the products forming part of the Business Undertaking during March and April 2020. Accordingly, through an amendment to the BTA, the Company and Wockhardt agreed that the consideration would be up to Rs.18,500, to be paid as per the following terms:

a)	an amount of Rs.14,830 to be paid on the date of closing;
b)	an amount of Rs.670 to be deposited in an escrow account which shall be released subject to adjustments for, inter alia, net working capital, employee liabilities and certain other contractual and statutory liabilities;
c)	an amount of Rs.3,000 (the “Holdback Amount”) which shall be released as follows:
•
If the revenue from sales of the products forming part of the Business Undertaking during the twelve (12) months post-closing exceeds Rs.4,800, the Company will be required to pay to Wockhardt an amount equal to two (2) times the amount by which the revenue exceeds Rs.
4,800
, subject to the maximum of the Holdback Amount.

The acquisition is in line with the Company's strategic focus on India and has paved a path for accelerated growth and leadership in the domestic Indian market. The Company believes that the acquired Business Undertaking offers to strengthen the Company’s pharmaceutical portfolio and products in the Indian market.

The transaction was completed on June 10, 2020.

The Company has accounted for the transaction under IFRS 3.

As of June 30, 2020, the purchase price allocation was preliminary.

During the three months ended September 30, 2020, the Company completed the purchase price allocation. Tabulated below are the fair values of the assets acquired, including goodwill, and liabilities assumed on the acquisition date:

Particulars	Amount
Cash	Rs.	14,990
Payment through Escrow account		564
Contingent consideration (Holdback Amount)		561
Total consideration	Rs.	16,115
Assets acquired
Goodwill	Rs.	530
Property, plant and equipment		373
Product related intangibles		14,888
Inventories		466
Other assets		245
Liabilities assumed
Employee benefits (Gratuity-Rs.70 and Compensated absences- Rs.75)		(145)
Refund liability		(242)
Total net assets	Rs.	16,115

The total goodwill of Rs.530
consists largely of the synergies and economies of scale expected from the acquired business, together with the value of the workforce acquired and has been assigned to the Company’s Global Generics segment. The entire amount of goodwill is not deductible for tax purposes.

Acquisition related costs amounted to Rs.60 and were excluded from the consideration transferred and were recognized as expense under “Selling, general and administrative expenses” in the consolidated income statements for the year ended March 31, 2021.

The fair value of the contingent consideration of Rs.561 was estimated by applying the income approach. The fair value measurement is based on significant inputs that are not observable in the market, which IFRS 13 refers to as Level 3 inputs. The significant unobservable inputs in the valuation is the estimated sales forecast.

During the three months ended March 31, 2021, the Company, after taking into account the revenue of the products until twelve months post-closing (June 9, 2021), re-measured the contingent consideration to Rs.420.

The amount of revenue included in the consolidated income statements for the year ended March 31, 2021 pertaining to the acquired business since June 10, 2020 is Rs.3,887. The acquired business has been integrated into the Company’s existing activities and it is not practicable to identify the impact on the Company profit in the year.